Investments	12 Months Ended
Dec. 31, 2020
Investments [Abstract]
INVESTMENTS

5.      INVESTMENTS

The details of the Group’s financial investments for the years 2020 and 2019 are as follows:

	2020
	Amortized cost	Fair value through other comprehensive income	Fair value through statement of income	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Unquoted bonds*	3,103	—	—	3,103
Quoted bonds	—	390,918	—	390,918
Quoted funds and alternative investments	—	—	9,791	9,791
Quoted equities**	—	14,935	12,989	27,924
Unquoted equities***	—	6,748	—	6,748
Expected credit losses and impairment	(397)	—	—	(397)
	2,706	412,601	22,780	438,087
	2019
	Amortized cost	Fair value through other comprehensive income	Fair value through statement of income	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Unquoted bonds*	3,236	—	—	3,236
Quoted bonds	—	208,525	—	208,525
Quoted funds and alternative investments	—	—	8,261	8,261
Quoted equities	—	14,629	13,545	28,174
Unquoted equities***	—	5,794	—	5,794
Expected credit losses and impairment	(268)	—	—	(268)
	2,968	228,948	21,806	253,722

The movement on the expected credit losses and impairment provision for the bonds at amortized cost is as follows:

	2020	2019
	USD ‘000	USD ‘000
Opening balance	268	281
Addition (release) of provision for investment in debt securities	129	(13)
Ending balance	397	268

The addition of allowance for bonds at FVTOCI for the year 2020 of USD 135 thousand (note 23) does not change the carrying amount of these investments (which are measured at fair value but gives rise to an equal and opposite gain in OCI).

*        The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by ‘Specialized Investment Compound Co.’ a local company based in Jordan with a maturity date of 22 February 2016. The said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounting to USD 1,236 thousand were not paid on that maturity date.

          These bonds are backed up by collateral in the form of real estate properties. However, the Group management has provided USD 379 thousand to cover any potential impairment in the value of the collateral held against said investment by discounting the expected future cash flows generated from the underlying bond collaterals which mainly represent rental income.

**      In 2020, the Group has sold part of its holdings in a quoted equity at fair value through OCI to take advantage of the increase in the market value of the investee. The quoted equities were purchased in 2011 and held as a long-term investment. Upon disposal, the fair value of the sold shares was USD 3,859 thousand and the cumulative fair value change of USD 2,341 thousand remained in the fair value reserve.

***    The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,314 thousand (2019: USD 5,261 thousand) and USD 434 thousand (2019: USD 533 thousand). As at 31 December 2020 and 2019, the Group has measured the fair value of the unquoted investment valued at USD 6,314 thousand (2019: USD 5,261 thousand) by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.

As at 31 December 2020, the Group has measured the fair value of the unquoted investment valued at USD 434 thousand (2019: USD 533 thousand), by considering an official sale offer received subsequent to year-end. For the year ended 31 December 2019, the Group has measured the fair value of the unquoted investment by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.

There are no active markets for these investments.

The table below shows the sensitivity of the fair value of Level 3 financial assets as at 31 December 2020 and 2019:

	%	Positive impact	Negative impact	Valuation variables
		USD ‘000	USD ‘000
2020	+/-10	701	(701)	Market multiples applied to a range of financial performance measures**** And market multiples applied to implied value in a recent official sale offer
2019	+/-10	574	(574)	Market multiples applied to a range of financial performance measures

****  As at 31 December 2020, the fair value measurement of the unquoted equity investment valued at USD 6,314 thousand (2019: USD 5,261 thousand) was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 5,612 thousand to USD 7,015 thousand (2019: USD 5,110 thousand to USD 5,561 thousand).